Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest And Finance Costs [Abstract]
Interest on long-term debt	$ 1,353	$ 811	$ 5,075
Interest on revolving credit facility	0	396	2,144
Amortization of debt issuance costs	72	0	1,090
Arrangement fees on undrawn facilities	0	246	0
Other	35	10	80
Total	1,460	1,463	8,389
Related Party Transaction [Line Items]
Convertible notes interest expense	265	0	0
Gain on extinguishment of convertible notes	(200)	0	0
Total	399	0	0
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Convertible notes interest expense	265	0	0
Convertible notes amortization of debt discount	334	0	0
Gain on extinguishment of convertible notes	(200)	0	0
Total	$ 399	$ 0	$ 0